Other comprehensive income	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Other comprehensive income
18	Other comprehensive income

	2017	2016	2015
	RMB million	RMB million	RMB million
Cash flow hedges:
Effective portion of changes in fair value of hedging instruments recognized during the year	8	(38)	13
Reclassification adjustments for amounts transferred to profit or loss:
- interest expense (Note 16)	17	46	—
Net deferred tax debited to other comprehensive income	(6)	(2)	(3)

Net movement in the fair value reserve during the year recognized in other comprehensive income	19	6	10

Available-for-sale financial assets:
Changes in fair value recognized during the year	123	362	—
Net deferred tax debited to other comprehensive income	(31)	(90)	—

Net movement in the fair value reserve during the year recognized in other comprehensive income	92	272	—